Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 307,111	$ 366,789
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	266,613	320,823
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,060	16,560
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,781	26,820
More than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,656	$ 2,585